Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expense for the years ended December 31, 2017 and 2016 is summarized as follows.

	December 31, 2017	December 31, 2016
Deferred:
Federal	$(22,424)	$(2,571)
State	-	-
Change in valuation allowance	22,424	2,571
Income tax expense (benefit)	$—	$—

Schedule of Provision for Income Taxes

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rates of 34% and the state income tax rates net of federal tax benefit of 0%, for the years ended December 31, 2017 and 2016, respectively, to the income taxes reflected in the Statements of Operations:

	December 31, 2017	December 31, 2016
Book Income (loss)	34%	34%
State taxes	-%	-%
Total	34%	34%
Valuation allowance	-34%	-34%
Tax expense at actual rate	—	—

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at December 31, 2017 and 2016, respectively, are as follows:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carry forward	$16,421	$2,571
Total gross deferred tax assets	16,421	2,571
Less - valuation allowance	(16,421)	(2,571)
Net deferred tax assets	$—	$—